Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Estimated Useful Lives of Satellites and Other Property and Equipment

We depreciate satellites and other property and equipment on a straight-line basis over the following estimated useful lives:

Years
Buildings and improvements	10 - 40
Satellites and related costs	10 - 17
Ground segment equipment and software	4 - 15
Furniture and fixtures and computer hardware	4 - 12
Leasehold improvements(1)	2 - 12

(1)	Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the remaining lease term.

Accounting Standard Update ("ASU") 2014-09 [Member]
Schedule of Effect on Accumulated Deficit

Effect on Accumulated Deficit as of January 1, 2018:

Opening Balance Sheet Impact	Dollars in millions—increase/ (decrease)
Prepayments contracts	$345 - $355
Multiple elements arrangements	($5 - $15)
Contract acquisition costs	($5 - $10)